Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating cash flows from operating leases	$ 125	$ 143
ROU assets obtained in exchange for lease liabilities		$ 352
Weighted-average remaining lease term (in years)	1 year	2 years
Weighted-average discount rate	11.20%	11.20%